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                                   SUPPLEMENT
                             DATED JUNE 1, 2001 TO
                       PROSPECTUS DATED DECEMBER 29, 2001
                     SALOMON BROTHERS OPPORTUNITY FUND INC

DISTRIBUTOR

As of June 1, 2001, Salomon Smith Barney Inc. serves as the fund's distributor.